Infrastructure, administration and general expenses	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Infrastructure, administration and general expenses	Infrastructure, administration and general expenses

	2025	2024	2023
	£m	£m	£m
Infrastructure costs
Property and equipment	1,928	1,815	1,948
Depreciation and amortisation	1,756	1,700	1,784
Impairment of property, equipment and intangible assets	20	34	363
Total infrastructure costs	3,704	3,549	4,095

Administration and general expenses
Consultancy, legal and professional fees	790	829	782
Marketing and advertising	618	649	585
Other administration and general expenses	1,321	1,292	1,235
Total administration and general expenses	2,729	2,770	2,602

Total infrastructure, administration and general expenses	6,433	6,319	6,697